DODIE KENT
                                                              Vice President and
                                                       Associate General Counsel
                                                                  (212) 314-3970
[AXA EQUITABLE LOGO]                                         Fax: (212) 314-3953


VIA EDGAR


                                                                     May 6, 2011


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  AXA Equitable Life Insurance Company
          Separate Account A
          File Nos. 2-30070 and 811-01705
          CIK 0000089024


                           CERTIFICATION PURSUANT TO
                               RULE 497(j) OF THE
                             SECURITIES ACT OF 1933


Ladies and Gentlemen:

     Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

    (1) The form of prospectuses, supplements and statements of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement filed with the Securities and Exchange Commission, and

    (2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.


                                        Very truly yours,


                                        /s/ Dodie Kent
                                        ------------------------
                                            Dodie Kent


                      AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104